Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 4,152	$ 3,573	$ 8,440	$ 7,633
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	90	91	180	183
Net interest expense (income)	2	5	4	10
Administrative expense	3	5	6	9
Defined benefit pension expense	95	101	190	202
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	57	55	123	118
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	152	156	313	320
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	11	12	22	23
Net interest expense (income)	14	15	28	30
Remeasurements of other long term benefits	(11)	0	(10)	4
Defined benefit pension expense	14	27	40	57
Total pension and other post-employment benefit expense	$ 14	$ 27	$ 40	$ 57